                              PROSPECTUS SUPPLEMENT
                        TO THE CLASS A AND CLASS C SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND
                                  (THE "FUNDS")

Effective immediately, the first bullet point following the sub-section entitled "Major policies/limits" for each Fund found on page 4 for the NestEgg Dow Jones U.S. 2010 Fund, page 9 for the NestEgg Dow Jones U.S. 2015 Fund, page 14 for the NestEgg Dow Jones U.S. 2020 Fund, page 19 for the NestEgg Dow Jones U.S. 2030 Fund and page 24 for the NestEgg Dow Jones U.S. 2040 Fund is hereby replaced with the following:

Under normal circumstances, the Fund allocates at least 4% of its assets to each of the major asset classes (stocks, bonds and cash). However, the Fund may fall below the 4% requirement due to fluctuations in allocations within the benchmarked index, market conditions, capital stock activity, and investment decisions made by the Fund's Portfolio Manager.

The last bullet point of the same sections should be replaced with the following:

The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act.

                              PROSPECTUS SUPPLEMENT
                        TO THE INSTITUTIONAL CLASS SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND
                                  (THE "FUNDS")

Effective immediately, the first paragraph following the sub-section entitled "Major policies/limits" for each Fund found on page 4 for the NestEgg Dow Jones U.S. 2010 Fund, page 9 for the NestEgg Dow Jones U.S. 2015 Fund, page 14 for the NestEgg Dow Jones U.S. 2020 Fund, page 19 for the NestEgg Dow Jones U.S. 2030 Fund and page 24 for the NestEgg Dow Jones U.S. 2040 Fund is hereby replaced with the following:

Under normal circumstances, the Fund allocates at least 4% of its assets to each of the major asset classes (stocks, bonds and cash). However, the Fund may fall below the 4% requirement due to fluctuations in allocations within the benchmarked index, market conditions, capital stock activity, and investment decisions made by the Fund's Portfolio Manager.

The last bullet point of the same sections should be replaced with the following:

The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act

                              PROSPECTUS SUPPLEMENT
                        TO THE CLASS A AND CLASS C SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

The following schedule should replace the Class A sales charge schedule for the Short-Term Bond Fund on page 24:

                              SHORT-TERM BOND FUND

                         FRONT-END SALES   FRONT-END SALES
                           CHARGE AS %       CHARGE AS %      Broker-Dealer
        AMOUNT              OF PUBLIC       OF NET AMOUNT    Amount of Sale
      OF PURCHASE         OFFERING PRICE       INVESTED        Concession
      -----------        ---------------   ---------------   --------------
Less than $100,000            2.25%             2.30%             2.00%
$100,000 to $249,999          1.50%             1.52%             1.25%
$250,000 to $499,999          1.25%             1.27%             1.00%
$500,000 to $999,999          1.00%             1.01%             0.75%
$1,000,000 and over(1)        0.00%             0.00%             0.50%

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                   (THE "STATEMENT OF ADDITIONAL INFORMATION")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

The last paragraph on page 7 should be replaced with the following paragraph:

MUNICIPAL BONDS (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes--such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility--tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase at or above "Baa" by Moody's or, at or above "BBB" by S&P. The fund may purchase non-rated securities if they have financial debt rates similar to bonds which are rated "A" or better by either Moody's or S&P. The Fund will not typically purchase industrial revenue bonds unless they have a published rating of "A" or better. See the Appendix for a more complete description of securities ratings.